Earnings per Share	12 Months Ended
Dec. 31, 2017
Disclosure of Earnings per Share [Abstract]
Disclosure of earnings per share [text block]
34.	Earnings per Share

(a)	Basic earnings per share for the years ended December 31, 2017, 2016 and 2015 were calculated as follows:

	For the years ended December 31,
	2017	2016	2015
	(in thousands, except for per share data)
Profit attributable to AUO’s shareholders	$42,609,500	9,965,129	7,242,170
Weighted-average number of common shares outstanding during the year (basic)	9,624,245	9,624,245	9,624,245
Basic earnings per share	$4.43	1.04	0.75

(b)	Diluted earnings per share for the years ended December 31, 2017, 2016 and 2015 were calculated as follows:

	For the years ended December 31,
	2017	2016	2015
	(in thousands, except for per share data)
Profit attributable to AUO’s shareholders	$42,609,500	9,965,129	7,242,170
Effect of convertible bonds	-	-	(340,686)
Profit used in the computation of diluted earnings per share	$42,609,500	9,965,129	6,901,484
Weighted-average number of common shares outstanding during the year (including the effect of dilutive potential common stock):
Weighted-average number of common shares (basic)	9,624,245	9,624,245	9,624,245
Effect of employee remuneration in stock	347,903	107,547	67,731
Effect of convertible bonds	-	-	199,894
Weighted-average number of common shares (diluted)	9,972,148	9,731,792	9,891,870
Diluted earnings per share	$4.27	1.02	0.70